Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Subsequent Events

21. Subsequent Events

        Effective April 28, 2014, the indenture governing the 2021 Notes (Note 12) was amended by the parties thereto. Such amendment eliminated certain sections of the agreement that provided for the release of subsidiary guarantee obligations for each of a Mortgage Subsidiary and an Immaterial Subsidiary (as those terms are defined in the indenture) under specified circumstances. There were no other changes to the indenture.

        Each of the Guarantors under the 2021 Notes is directly or indirectly owned 100% by WCI Communities, Inc. ("WCI"). There are no significant restrictions on the ability of any of the Guarantors to pay dividends, provide loans or otherwise make payments to WCI. Each of the Guarantors will be released and relieved of its guarantee obligations pertaining to the 2021 Notes: (i) in the event of a sale or other disposition of all of the assets of one or more of the Guarantors, by way of merger, consolidation or otherwise; (ii) upon designation of a Guarantor as an unrestricted subsidiary in accordance with the terms of the indenture governing the 2021 Notes; (iii) in connection with the dissolution of a Guarantor under applicable law in accordance with the indenture; (iv) upon release or discharge of the guarantee that resulted in the creation of such guarantee of the 2021 Notes; (v) if WCI exercises its legal defeasance option or covenant defeasance option; or (vi) if its obligations under the indenture are discharged in accordance with the terms of the indenture. Separate condensed consolidating financial statements of the Company are not provided herein because: (i) WCI has no independent assets or operations; (ii) the guarantees provided by the Guarantors are full and unconditional and joint and several; and (iii) the total assets, equity and operations of WCI's non-guarantor subsidiaries are individually and in the aggregate minor.

        During April 2014, we sold $23.6 million of the CDD bonds that are discussed in the last paragraph of Note 10 and received net proceeds, including accrued and unpaid interest, of $22.7 million. The scheduled debt service payment on May 1, 2014 satisfied all the other CDD bonds previously held by us. Accordingly, we are no longer the holder of any such CDD bonds. As a result of these transactions, the Company's CDD obligations will increase by approximately $21.7 million during the three months ending June 30, 2014, which represents our discounted proportionate share of the outstanding CDD bonds.